4. BANK LOAN (Details) - USD ($)	Dec. 31, 2018	Mar. 31, 2018
12 months ending:
December 31, 2019	$ 7,687	$ 7,497
December 31, 2020	223,037	228,916
Total	$ 230,724	$ 236,413